RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Disclosure of transactions between related parties

		Year Ended December 31,			December 31,
		Sales			Trade receivables
Related parties and their subsidiaries where applicable	Category	2017	2016	2015	2017	2016
Calvert	Joint Venture	2,030	1,400	1,271	13	35
Gonvarri Steel Industries[1]	Associate	1,666	1,210	1,233	92	58
Macsteel	Joint Venture	521	399	516	38	17
ArcelorMittal CLN Distribuzione Italia S.r.l.	Joint Venture	472	414	310	18	—
Borçelik	Joint Venture	426	240	305	11	4
Bamesa	Associate	397	371	367	35	23
I/N Kote L.P.	Joint Venture	321	346	377	7	12
Aperam Société Anonyme ("Aperam")	Other	262	189	165	32	40
AM RZK	Joint Venture	235	163	148	15	8
C.L.N. Coils Lamiere Nastri S.p.A.	Associate	233	203	310	5	5
Tuper S.A.[2]	Joint Venture	154	13	—	45	25
WDI[3]	Associate	127	151	181	4	2
Stalprodukt S.A.[4]	Available-for-sale	—	31	146	—	—
Gestamp[5]	Other	—	26	310	—	—
Other		659	478	485	91	93
Total		7,503	5,634	6,124	406	322

1.	Gonvarri Steel Industries includes ArcelorMittal Gonvarri Brasil Productos Siderúrgicos which is a joint venture.

2.	The joint venture Tuper S.A. was acquired on October 6, 2016.

3.	WDI includes Westfälische Drahtindustrie Verwaltungsgesellschaft mbH & Co. KG and Westfälische Drahtindustrie GmbH.

4.	ArcelorMittal partially disposed of its former associate Stalprodukt S.A. and was then reclassified as available-for-sale on April 28, 2016 (see note 2).

5.	ArcelorMittal disposed of the former associate Gestamp on February 1, 2016 (see note 2).

		Year Ended December 31,			December 31,
		Purchases			Trade payables
Related parties and their subsidiaries where applicable	Category	2017	2016	2015	2017	2016
Tameh	Joint Venture	286	236	245	45	53
Baffinland[1]	Associate	142	75	19	22	2
Aperam	Other	94	65	131	11	10
Calvert	Joint Venture	65	15	13	11	3
CFL Cargo S.A.	Associate	60	58	58	13	4
Exeltium S.A.S.	Associate	53	71	80	—	—
Baycoat Limited Partnership	Joint Venture	42	41	42	5	5
EIMP[2]	Other	36	310	228	—	—
Gonvarri Steel Industries[3]	Associate	19	146	176	51	23
Other		236	373	468	102	79
Total		1,033	1,390	1,460	260	179

1.	Baffinland was classified as an associate as of October 31, 2017 (see note 2).

2.
In addition to trade payables and purchases with related parties as defined by IAS 24, the Company also discloses this information for EIMP due to the close relationship with this entity. The Company's 21% stake in the EIMP was disposed of on August 7, 2017.

3.	Gonvarri Steel Industries includes ArcelorMittal Gonvarri Brasil Productos Siderúrgicos which is a joint venture.